Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Financing Receivables [Text Block]

Note 5—Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Accounts receivable	46,764,658	37,699,656	5,404,039
Less: allowance for doubtful accounts	(2,591)	(1,577,486)	(226,124)
Accounts receivable, net	46,762,067	36,122,170	5,177,915

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Beginning balance	—	2,591	371
Addition	2,591	1,575,690	225,867
Write-off	—	(795)	(114)
Ending balance	2,591	1,577,486	226,124